SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 6,961,203	$ 6,127,000
Deferred compensation	3,126,502	2,696,000
Valuation allowance	(10,087,705)	(8,823,000)
Deferred income tax asset